SEGMENT INFORMATION - Reconciliation of Adjusted EBITDA to Profit/(loss) (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2024	Jun. 30, 2023
Operating Segments [Abstract]
Profit before tax from continuing operations	$ 142	$ 188	[1]	$ 261	$ 224	[1],[2]
Depreciation	130	133	[1]	264	261	[1]
Amortization	50	51	[1]	100	104	[1]
Impairment (loss) / reversal	1	(7)	[1]	2	(11)	[1]
(Loss) / gain on disposal of non-current assets	1	(1)	[1]	1	(1)	[1]
(Gain) / loss on disposal of subsidiaries	0	(3)	[1]	0	0	[1]
Finance costs	117	140	[1]	249	280	[1]
Finance income	(11)	(17)	[1]	(22)	(33)	[1]
Other non-operating gain, net	(6)	(12)	[1]	(21)	(14)	[1]
Net foreign exchange (gain) / loss	36	(57)	[1]	12	(10)	[1],[2]
Adjusted EBITDA	$ 460	$ 415		$ 846	$ 800

[1]	Certain prior period comparatives have been represented to conform with the current year presentation.
[2]	Certain comparatives have been represented to conform with the current year classification.